LEASES - Additional Information (Details)	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Apr. 30, 2015 USD ($) vessel	Sep. 30, 2016 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)
Operating Leased Assets [Line Items]
Number of vessels under operating lease from third parties | vessel					1	1
Future minimum rental payments					$ 3,600,000	$ 2,300,000
Charter hire expense minimum rentals					274,500,000	311,200,000
Total minimum lease period			13 years	13 years
Contingent rental income					(2,610,000)	(1,150,000)	$ 410,000
Profit share expense					$ 244,000	$ 162,000
Number of vessels chartered-out on fixed rate time charters | vessel					17	10
Number of vessels leased out index linked time charters | vessel					13	15
Number of owned vessels | vessel					30	25
Number of vessels leased out under capital leases to third parties | vessel					1	1
Vessels leased to third parties [Member]
Operating Leased Assets [Line Items]
Cost of vessels					$ 1,375,700,000	$ 1,254,800,000
Accumulated depreciation					$ 134,400,000	$ 103,300,000
Minimum [Member]
Operating Leased Assets [Line Items]
Lease term					1 year
Maximum [Member]
Operating Leased Assets [Line Items]
Lease term					10 years
Ship Finance International Ltd [Member]
Operating Leased Assets [Line Items]
Number of vessels under operating lease from third parties | vessel					8	8
Profit share percentage			33.00%
Base rate			0.40%
Variable interest rate level			0.10%
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Operating Leased Assets [Line Items]
Number of vessels sold and leased back | vessel			8	8
Charter contract term			10 years	10 years
Daily time charter rate, period 1			$ 17,600	$ 17,600
Contractual charter term, period 1			7 years	7 years
Daily time charter rate, period 2			$ 14,900	$ 14,900
Contractual charter term, period 2			3 years	6 years
Daily operating expense rate			$ 7,000
Adjusted daily time charter rate, period 1			50
Adjusted daily time charter rate, period 2			25
Purchase option net of sellers credit			$ 112,000,000					$ 112,000,000
Charter term extension			3 years	3 years
Daily time charter rate extension			$ 14,900
Golden Hawk [Member]
Operating Leased Assets [Line Items]
Daily time charter rate, period 1	$ 11,200	$ 13,200
Contractual charter term, period 1		2 years
Maximum amount of reimbursement payable	$ 1,750,000.00
Current reimbursement payable					$ 1,750,000